SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Cash payments for operating leases	$ 537	$ 550	$ 460
Lease operating expenses	562	588	480
New operating lease assets obtained in exchange for operating lease liabilities	$ 154		$ 1,824